7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 50,472,202	$ 57,616,924
AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	552,677	571,342
USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	49,919,525	57,045,582
BlueRoseJVMember | AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	552,677	571,342
AnnMasonMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	49,116,103	55,752,523
LordsburgMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	511,035	990,797
OtherProperty | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 292,387	$ 302,262